Statement of Operations (USD $)	8 Months Ended
Sep. 30, 2012
Statement Of Operations [Abstract]
Formation Costs and Operating Expenses	$ (3,190)
Net loss	$ (3,190)
Basic and Diluted Net Loss Per Share	$ 0.00
Weighted Average Shares Outstanding, Basic and Diluted (1)	1,400,000 [1]

[1]	(1) Reflects an aggregate of 133,333 ordinary shares forfeited by the initial shareholders on November 29, 2012 because the underwriter's over-allotment option was not exercised in full.